Acquisition of subsidiaries	12 Months Ended
Dec. 31, 2019
Acquisition of subsidiaries
Acquisition of subsidiaries

9.         Acquisition of subsidiaries

2018 Acquisition Activitiy

On September 6, 2018, the Group’s equity method investee, Wuhu Penghua Tenth Investment Center (Limited Partnership) (“Wuhu Penghua”), repurchased all partnership interests from all its partners except the Group for a consideration of US$146.6 million. As a result, the Company was the sole partner remaining. Therefore,Wuhu Penghua and its subsidiaries Chengdu Renju and Chengdu Guohongteng Real Estate Co., Ltd. (collectively, the “Wuhu Group”) became wholly-owned by the Company.

This acquisition was consistent with the Group’s strategy to develop residential real estate markets in fast growth cities in China, and was accounted for under the acquisition method of accounting with acquired assets and assumed liabilities recorded at their acquisition date fair values. A gain of US$4,384,563 was recognized as a result of the re-measurement of previously held equity interest in the Wuhu Group based on the acquisition-date fair value and is presented as a component of other income. The goodwill recognized at the acquisition date amounting to US$534,697 is primarily as a result of the ASC 740 requirement to recognize a deferred tax liability, calculated as the difference between the tax effect of the fair value of the acquired real estate property under development and its corresponding tax base. None of the goodwill recognized is tax deductible.

The operational results of the Wuhu Group have been included in the Group’s consolidated financial statements since September 6, 2018 (“Acquisition Date”).

The purchase price allocation for the acquisition is primarily based on a valuation determined by the Group with the assistance of an independent third party valuation firm. The following table summarizes the fair values of the assets acquired and liabilities assumed on Acquisition Date.

US$
Carrying amount of previously held equity interests	202,354,932
Remeasurement gain	4,384,563
Fair value of previously held equity interests(i)	206,739,495
Less: Goodwill	534,697
206,204,798
Fair value of net identifiable assets acquired:
Cash and cash equivalents	11,761,992
Real estate properties under development	538,393,230
Current assets	7,471,403
Current liabilities	(57,705,079)
Deferred tax liabilities	(534,697)
Long-term bank loan	(293,182,051)
Net assets acquired	206,204,798
(i)

The business combination was achieved without the transfer of consideration. The difference between the fair value of previously held equity interest and the fair value of net identifiable assets acquired was recognized as goodwill. As the Wuhu Group were private companies, the fair value of the Group’s previously held equity interest is estimated based on asset-based approach using significant unobservable inputs that market participants would consider, which mainly include estimated revenue and estimated cost for the construction project.

The amount of revenue and net income of the Wuhu Group included in the Group’s consolidated statement of comprehensive income for the period from the Acquisition Date to December 31, 2018 are US$30,248,316 and US$6,710,751, respectively.

The pro forma results of operations for the acquisition has not been presented because the revenue and earnings generated before the acquisition is immaterial.

2019 Acquisition Activity

In November 2019, the Group acquired Beijing Ruizhuo Xitou Development Co., Ltd. (“Xitou”), a related party, for a total consideration of US$16,486,299, represents extinguishment of pre-existing receivable (Note 18). Xitou is primarily engaged in provision of online platform services for real estate project financing purposes.

In November 2019, the Group acquired Beijing Ruizhuo Xichuang Technology Development Co., Ltd. (“Xichuang”), a related party, for a total consideration of US$11,212,797, represents extinguishment of pre-existing receivable (Note 18). Xichuang is primarily engaged in the provision of online platform services for sourcing, sale and purchase of real estate properties.

In November 2019, the Group acquired Beijing I-Journey Science and Technology Development Co,Ltd.("I-Journey"), a related party, for a total consideration of US$21,062,847, represents extinguishment of pre-existing receivable (Note 18). I-journey is primarily engaged in the sale of household robots and provision of community cloud services.

The acquisitions of Xitou, Xichuang and I-journey were in line with the Group’s strategy to extend its business to provide real estate and property management related technology services. The above acquisitions were accounted for under the acquisition method of accounting with acquired assets and assumed liabilities recorded at their acquisition date fair values. The goodwill recognized upon the acquisitions amounting to US$6,624,594,  US$5,159,916 and US$12,927,103 respectively is primarily as a result of the excess of the acquisition considerations over the respective fair value of net identifiable assets acquired. The goodwill recognized in other non-current assets is attributable primarily to expected synergies and the assembled workforce. The goodwill is not deductible for tax purposes. None of the goodwill recognized is tax deductible.

The operational results of Xitou, Xichuang and I-journey have been included in the Group's consolidated financial statements since November 30, 2019 ("Date of Acquisition"). The pro forma results of operations for the acquisitions have not been presented because the revenue and earnings generated before the acquisitions is immaterial.

The purchase price allocation for the acquisitions is primarily based on a valuation determined by the Group with the assistance of an independent third party valuation firm. The following table summarizes the fair values of the assets acquired and liabilities assumed on Date of Acquisition.

	Xinruifeng	Xinhujin	Xinzhihui
	subgroup	subgroup	subgroup	Total
	US$	US$	US$	US$
Cash and cash equivalents	472,974	276,511	77,526	827,011
Intangible assets (1)
Technology	9,446,403	5,877,125	6,249,820	21,573,348
Trade mark	—	—	2,623,205	2,623,205
Other current assets	262,373	164,373	691,872	1,118,618
Deferred tax assets	1,057,527	1,170,995	658,831	2,887,353
Other non-current assets	29,935	14,176	43,115	87,226
Goodwill	6,624,594	5,159,916	12,927,103	24,711,613
Current liabilities	(269,349)	(241,318)	(1,499,623)	(2,010,290)
Deferred tax liabilities	(1,057,527)	(1,170,995)	(658,831)	(2,887,353)
Non-controlling interest	(80,631)	(37,986)	(50,171)	(168,788)
Total Consideration	16,486,299	11,212,797	21,062,847	48,761,943
(1)	Intangible assets acquired in 2019 have estimated useful lives between six and ten years.
(2)	Xinruifeng,Xinhujin and Xinzhihui are parents of Xitou, Xichuang and I-journey.